                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06121

Morgan Stanley Pacific Growth Fund Inc.
                  (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                   (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                      (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2003

Date of reporting period: April 30, 2003

Item 1. Report to Stockholders.
Morgan Stanley Pacific Growth Fund Inc.
LETTER TO THE SHAREHOLDERS / / APRIL 30, 2003

Dear Shareholder:

The six-month period ended April 30, 2003, was difficult for global equity investors. Pacific Rim markets were extremely volatile, moving in line with geopolitical uncertainties resulting from the war in Iraq. These risks have been further compounded by the outbreak of Severe Acute Respiratory Syndrome (SARS). Even though the end of the war in Iraq has removed some uncertainties, we believe that the sudden onset of SARS and its unpredictable outcome has dampened hopes of an Asian cyclical recovery over the short term.

The Japanese market declined in this period, weighted down by geopolitical concerns in Iraq and North Korea and a lack of confidence in the global economic recovery, which was further depressed by the effects of SARS. In addition, many domestic corporate pension funds returned portions of their unfunded portfolios back to the government, further weakening supply and demand in an already fragile environment. On the other hand, economic data -- including industrial production, business confidence by small- and medium-sized companies and nominal retail sales together with inventory levels, which are at 15-year lows -- painted a different picture. Meanwhile, in the Pacific ex-Japan markets the outbreak of SARS has dealt a heavy blow to consumer sentiment and has negatively affected the region's economic outlook. Countries with high tourism to GDP ratios such as Hong Kong, Singapore, Thailand and Malaysia have been the worst hit.

Performance and Portfolio Strategy

For the six-month period ended April 30, 2003, Morgan Stanley Pacific Growth Fund's Class A, B, C and D shares returned -3.84 percent, -4.45 percent,
-4.46 percent and -3.80 percent, respectively. For the same period, the MSCI World Index(1) returned 3.62 percent and the Lipper Pacific Region Fund Index(2) returned -3.34 percent. THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THESE TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE

----------------

(1) The Morgan Stanley Capital International (MSCI) World Index measures the performance of a diverse range of global stock markets, including securities representative of the market structure of 22 developed market countries in North America, Europe and the Asia/Pacific region. The performance of the Index is listed in U.S. dollars and assumes the reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. The Index does not include any expenses, fees or charges.

(2) The Lipper Pacific Region Fund Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Pacific Region Funds classification. The Index is adjusted for capital gains distributions and income dividends. There are currently 30 funds represented in this Index.
Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Morgan Stanley Pacific Growth Fund Inc.
LETTER TO THE SHAREHOLDERS / / APRIL 30, 2003 CONTINUED

SALES CHARGES. IF SALES CHARGES WERE INCLUDED, PERFORMANCE WOULD BE LOWER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Within Japan, the Fund's small exposure to the languishing banking sector helped it sidestep major declines in that sector related to valuation losses on equity holdings. Although we believe that the Japanese technology sector has a generally positive profit outlook, we modestly reduced the Fund's exposure to this sector while increasing the number of holdings with measurable positive balance-sheet qualities. We anticipate that this will make the Fund more defensive.

In the Pacific ex-Japan markets, the best-performing large market was Australia, which continues to outperform, given its safe haven status as well as recent currency appreciation. However, we retain an underweighting there even in light of this outperformance. We believe that the market in this "miracle economy" is priced to perfection. Household debt in Australia, fueled by exploding home prices, has now reached more than 130 percent of disposable income. Banks have been lending aggressively to the investment property sector. Although we do not see an immediate catalyst that would unwind these imbalances, we believe that once sentiment changes, a stagnating or falling property market has the potential to act as a strong headwind for the market, given its disproportionate impact on consumer and bank earnings. Elsewhere in the region, the airlines industry has suffered as a result of SARS. Nonetheless, we believe that certain strong Asian carriers have the balance sheet and management strength to weather this downturn.

We continue to retain an overweighting in Hong Kong relative to the MSCI World Index and intend to add to our position once we feel more certain that SARS is being contained or consumer sentiment starts to improve. The Hong Kong market, which is now trading at below book value, offers one of the highest dividend yields in any developed market in the world. In South Korea, we remain positive on certain select bottom-up names in the electronics and financial sectors. We believe their group risk is dissipating, while their operations area remains sound.

Morgan Stanley Pacific Growth Fund Inc.
LETTER TO THE SHAREHOLDERS / / APRIL 30, 2003 CONTINUED

We appreciate your ongoing support of Morgan Stanley Pacific Growth Fund and look forward to continuing to serve your investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]             [/S/ MITCHELL M. MERIN]
Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT

Morgan Stanley Pacific Growth Fund Inc.
FUND PERFORMANCE / / APRIL 30, 2003

                                  Average Annual Total Returns -- Period Ended April 30, 2003
 ------------------------------------------------------------------------------------------------------------------------------
                       Class A Shares*                                                Class B Shares**
 -----------------------------------------------------------  -----------------------------------------------------------------
 1 Year                (20.94)%(1)         (25.09)%(2)        1 Year                      (21.71)%(1)         (25.62)%(2)
 5 Years                (5.15)%(1)          (6.17)%(2)        5 Years                      (5.84)%(1)          (6.22)%(2)
 Since Inception
  (07/28/97)           (13.01)%(1)         (13.82)%(2)        10 Years                     (4.71)%(1)          (4.71)%(2)

                       Class C Shares+                                                Class D Shares++
 -----------------------------------------------------------  -----------------------------------------------------------------
 1 Year                (21.73)%(1)         (22.51)%(2)        1 Year                      (20.85)%(1)
 5 Years                (5.79)%(1)          (5.79)%(2)        5 Years                      (4.89)%(1)
 Since Inception
  (07/28/97)           (13.59)%(1)         (13.59)%(2)        Since Inception (07/28/97)  (12.77)%(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.
---------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(2) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
+ THE MAXIMUM CDSC FOR CLASS C IS 1.0% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D HAS NO SALES CHARGE.

Morgan Stanley Pacific Growth Fund Inc.
PORTFOLIO OF INVESTMENTS / / APRIL 30, 2003 (UNAUDITED)

 SHARES/
PRINCIPAL
  AMOUNT                                                 VALUE

------------------------------------------------------------------

            Common and Preferred Stocks and Bond (98.7%)
            Australia (8.7%)
            AIRLINES
   736,838  Qantas Airways Ltd......................  $  1,467,277
                                                      ------------
            CONTAINERS/PACKAGING
    32,100  Amcor Ltd...............................       167,040
                                                      ------------
            FINANCIAL CONGLOMERATES
    28,850  Macquarie Bank Ltd......................       453,092
                                                      ------------
            MAJOR BANKS
   143,250  Australia & New Zealand Banking Group
             Ltd....................................     1,672,964
    88,950  Commonwealth Bank of Australia..........     1,516,167
                                                      ------------
                                                         3,189,131
                                                      ------------
            MEDIA CONGLOMERATES
   236,400  News Corp., Ltd.........................     1,684,623
                                                      ------------
            OTHER METALS/MINERALS
   341,751  BHP Billiton Ltd........................     1,934,600
 1,118,200  M.I.M. Holdings Ltd.....................     1,190,369
   103,900  Rio Tinto Ltd...........................     2,067,676
                                                      ------------
                                                         5,192,645
                                                      ------------
            PROPERTY - CASUALTY INSURERS
   131,750  QBE Insurance Group Ltd.................       704,566
                                                      ------------
            Total Australia.........................    12,858,374
                                                      ------------
            China (0.6%)
            AIRLINES
   344,000  China Southern Airlines Co., Ltd. (Class
             H)*....................................        73,658
                                                      ------------
            ELECTRIC UTILITIES
   680,000  Huaneng Power International, Inc.
             (Class H)..............................       645,186
                                                      ------------

 SHARES/
PRINCIPAL
  AMOUNT                                                 VALUE

------------------------------------------------------------------

            INVESTMENT TRUSTS/MUTUAL FUNDS
   100,000  Investment Co. of China**...............  $    113,500
                                                      ------------
            Total China.............................       832,344
                                                      ------------
            Hong Kong (11.7%)
            AIRLINES
   411,000  Cathay Pacific Airways, Ltd.............       495,352
                                                      ------------
            APPAREL/FOOTWEAR RETAIL
   384,000  Esprit Holdings Ltd.....................       753,298
                                                      ------------
            BROADCASTING
   181,000  Television Broadcasts Ltd...............       553,492
                                                      ------------
            FINANCIAL CONGLOMERATES
   177,000  Wharf (Holdings) Ltd. (The).............       309,778
                                                      ------------
            INDUSTRIAL CONGLOMERATES
    66,190  Hutchison Whampoa Ltd...................       368,321
   292,000  Swire Pacific Ltd. (Class A)............     1,156,873
                                                      ------------
                                                         1,525,194
                                                      ------------
            INVESTMENT BANKS/BROKERS
   500,000  Hong Kong Exchanges & Clearing Ltd......       583,386
                                                      ------------
            MAJOR BANKS
   433,000  Bank of East Asia, Ltd..................       802,232
                                                      ------------
            MISCELLANEOUS MANUFACTURING
 1,389,400  Johnson Electric Holdings Ltd...........     1,496,411
                                                      ------------
            OIL & GAS PRODUCTION
   907,000  CNOOC Ltd...............................     1,191,998
                                                      ------------
            REAL ESTATE DEVELOPMENT
   504,400  Cheung Kong (Holdings) Ltd..............     2,787,384
   692,000  Henderson Land Development Co., Ltd.....     1,716,846
   311,400  Sun Hung Kai Properties Ltd.............     1,461,316
                                                      ------------
                                                         5,965,546
                                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Pacific Growth Fund Inc.
PORTFOLIO OF INVESTMENTS / / APRIL 30, 2003 (UNAUDITED) CONTINUED

 SHARES/
PRINCIPAL
  AMOUNT                                                 VALUE

------------------------------------------------------------------

            TOOLS/HARDWARE
   606,000  Techtronic Industries Co., Ltd..........  $    761,453
                                                      ------------
            WHOLESALE DISTRIBUTORS
 1,140,800  Li & Fung Ltd...........................     1,279,858
                                                      ------------
            WIRELESS TELECOMMUNICATIONS
   843,900  China Mobile Ltd.*......................     1,693,362
                                                      ------------
            Total Hong Kong.........................    17,411,360
                                                      ------------
            India (2.3%)
            ALUMINUM
    32,000  Hindalco Industries Ltd.................       417,007
                                                      ------------
            ELECTRICAL PRODUCTS
   127,300  Bharat Heavy Electricals Ltd............       617,151
                                                      ------------
            INFORMATION TECHNOLOGY SERVICES
     9,358  Infosys Technologies Ltd................       551,296
                                                      ------------
            MAJOR BANKS
   120,000  Canara Bank Ltd.........................       224,573
                                                      ------------
            MOTOR VEHICLES
   115,000  Hero Honda Motors Ltd...................       494,036
                                                      ------------
            OIL REFINING/MARKETING
    53,000  Hindustan Petroleum Corp., Ltd..........       311,880
                                                      ------------
            PHARMACEUTICALS: OTHER
    43,200  Ranbaxy Laboratories Ltd................       615,579
                                                      ------------
            REGIONAL BANKS
   390,000  Union Bank of India Ltd.................       229,702
                                                      ------------
            Total India.............................     3,461,224
                                                      ------------
            Indonesia (1.1%)
            INVESTMENT TRUSTS/MUTUAL FUNDS
 2,500,000  Batavia Investment Fund Ltd.*...........             0
                                                      ------------

 SHARES/
PRINCIPAL
  AMOUNT                                                 VALUE

------------------------------------------------------------------

            MAJOR TELECOMMUNICATIONS
 1,637,000  PT Telekomunikasi Indonesia.............  $    773,594
                                                      ------------
            MOTOR VEHICLES
 2,626,923  Astra International, Inc.*..............       915,911
                                                      ------------
            Total Indonesia.........................     1,689,505
                                                      ------------
            Japan (49.1%)
            AUTO PARTS: O.E.M.
   104,000  NIFCO Inc...............................     1,125,458
                                                      ------------
            BUILDING PRODUCTS
   202,000  Sanwa Shutter Corp......................       743,371
JPY 80,000K Sanwa Shutter Corp. 0.90% due 03/31/06
             (Conv.)................................       699,714
                                                      ------------
                                                         1,443,085
                                                      ------------
            CHEMICALS: MAJOR DIVERSIFIED
   615,000  Mitsubishi Chemical Corp.*..............     1,023,105
                                                      ------------
            CHEMICALS: SPECIALTY
   334,000  Daicel Chemical Industries, Ltd.........     1,119,694
   460,000  Denki Kagaku Kogyo Kabushiki Kaisha.....     1,024,198
   277,000  Kaneka Corp.............................     1,259,091
   147,000  Shin-Etsu Polymer Co., Ltd..............       755,873
                                                      ------------
                                                         4,158,856
                                                      ------------
            COMMERCIAL PRINTING/FORMS
   111,000  Dai Nippon Printing Co., Ltd............     1,079,970
    69,000  Nissha Printing Co., Ltd................       475,382
                                                      ------------
                                                         1,555,352
                                                      ------------
            COMPUTER PERIPHERALS
   110,600  Mitsumi Electric Co., Ltd...............       840,047
                                                      ------------
            COMPUTER PROCESSING HARDWARE
   405,000  Fujitsu Ltd.*...........................     1,133,129
                                                      ------------
            ELECTRIC UTILITIES
    66,500  Tokyo Electric Power Co.................     1,352,126
                                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Pacific Growth Fund Inc.
PORTFOLIO OF INVESTMENTS / / APRIL 30, 2003 (UNAUDITED) CONTINUED

 SHARES/
PRINCIPAL
  AMOUNT                                                 VALUE

------------------------------------------------------------------

            ELECTRICAL PRODUCTS
    87,000  Furukawa Electric Co., Ltd..............  $    160,082
                                                      ------------
            ELECTRONIC COMPONENTS
    35,100  TDK Corp................................     1,220,921
                                                      ------------
            ELECTRONIC DISTRIBUTORS
    81,600  Ryosan Co., Ltd.........................       802,151
                                                      ------------
            ELECTRONIC EQUIPMENT/ INSTRUMENTS
    63,000  Canon, Inc..............................     2,551,336
   202,000  Casio Computer Co., Ltd.................     1,230,465
    29,400  Kyocera Corp............................     1,437,641
   213,000  Matsushita Electric Industrial Co.,
             Ltd....................................     1,700,134
   350,000  NEC Corp.*..............................     1,096,874
   150,000  Ricoh Co., Ltd..........................     2,305,075
   662,000  Toshiba Corp.*..........................     1,768,745
                                                      ------------
                                                        12,090,270
                                                      ------------
            ELECTRONICS/APPLIANCES
    66,000  Fuji Photo Film Co., Ltd................     1,685,767
    33,900  Rinnai Corp.............................       740,548
    54,000  Sony Corp...............................     1,315,745
                                                      ------------
                                                         3,742,060
                                                      ------------
            ENGINEERING & CONSTRUCTION
    87,000  Kyudenko Corp...........................       303,352
   299,000  Obayashi Corp...........................       816,459
    41,000  Sanki Engineering Co., Ltd..............       198,076
                                                      ------------
                                                         1,317,887
                                                      ------------
            FINANCE/RENTAL/LEASING
   110,400  Hitachi Capital Corp....................     1,114,018
                                                      ------------
            FOOD RETAIL
    79,100  FamilyMart Co., Ltd.....................     1,511,952
                                                      ------------
            FOOD: MEAT/FISH/DAIRY
    90,000  Nippon Meat Packers, Inc................       809,864
                                                      ------------
            FOOD: SPECIALTY/CANDY
    56,500  House Foods Corp........................       514,111
                                                      ------------

 SHARES/
PRINCIPAL
  AMOUNT                                                 VALUE

------------------------------------------------------------------

            HOME BUILDING
   264,000  Sekisui Chemical Co., Ltd...............  $    678,743
   165,000  Sekisui House, Ltd......................     1,214,418
                                                      ------------
                                                         1,893,161
                                                      ------------
            HOME FURNISHINGS
     8,700  Sangetsu Co., Ltd.......................       152,773
                                                      ------------
            INDUSTRIAL CONGLOMERATES
   385,000  Hitachi Ltd.............................     1,287,431
                                                      ------------
            INDUSTRIAL MACHINERY
   268,000  Amada Co., Ltd..........................       632,734
   239,000  Daifuku Co., Ltd........................       638,565
   117,000  Daikin Industries Ltd...................     1,950,328
    64,300  Fuji Machine Mfg. Co. Ltd...............       432,196
   106,000  Fujitec Co., Ltd........................       447,975
   588,000  Mitsubishi Heavy Industries, Ltd........     1,309,192
   303,000  Tsubakimoto Chain Co....................       883,389
                                                      ------------
                                                         6,294,379
                                                      ------------
            INDUSTRIAL SPECIALTIES
    74,000  Lintec Corp.............................       683,919
   150,000  Toyo Ink Manufacturing Co., Ltd.........       400,773
                                                      ------------
                                                         1,084,692
                                                      ------------
            MAJOR TELECOMMUNICATIONS
       378  Nippon Telegraph & Telephone Corp.......     1,327,542
                                                      ------------
            MARINE SHIPPING
    85,000  Mitsubishi Logistics Corp...............       484,918
                                                      ------------
            METAL FABRICATIONS
   250,000  Minebea Co., Ltd........................       743,572
                                                      ------------
            MISCELLANEOUS MANUFACTURING
   125,500  Kurita Water Industries Ltd.............     1,090,296
                                                      ------------
            MOTOR VEHICLES
   353,000  Nissan Motor Co., Ltd...................     2,713,788
   136,000  Suzuki Motor Corp.......................     1,613,443
    95,400  Toyota Motor Corp.......................     2,164,174
   100,000  Yamaha Motor Co., Ltd...................       746,093
                                                      ------------
                                                         7,237,498
                                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Pacific Growth Fund Inc.
PORTFOLIO OF INVESTMENTS / / APRIL 30, 2003 (UNAUDITED) CONTINUED

 SHARES/
PRINCIPAL
  AMOUNT                                                 VALUE

------------------------------------------------------------------

            MOVIES/ENTERTAINMENT
    24,100  TOHO Co., Ltd...........................  $    208,359
                                                      ------------
            PHARMACEUTICALS: MAJOR
   118,800  Sankyo Co., Ltd.........................     1,724,806
                                                      ------------
            PHARMACEUTICALS: OTHER
    48,000  Ono Pharmaceutical Co., Ltd.............     1,435,725
    68,100  Yamanouchi Pharmaceutical Co., Ltd......     1,722,240
                                                      ------------
                                                         3,157,965
                                                      ------------
            RAILROADS
       359  East Japan Railway Co...................     1,628,802
                                                      ------------
            REAL ESTATE DEVELOPMENT
   226,000  Mitsubishi Estate Co., Ltd..............     1,325,391
                                                      ------------
            RECREATIONAL PRODUCTS
    21,900  Nintendo Co., Ltd.......................     1,714,905
   158,300  Yamaha Corp.............................     1,794,208
                                                      ------------
                                                         3,509,113
                                                      ------------
            SEMICONDUCTORS
     8,200  Rohm Co., Ltd...........................       846,732
                                                      ------------
            TEXTILES
   136,000  Nisshinbo Industries, Inc...............       583,902
                                                      ------------
            WHOLESALE DISTRIBUTORS
    28,000  Hitachi High-Technologies Corp..........       316,888
   251,000  Mitsubishi Corp.........................     1,495,202
   111,000  Nagase & Co., Ltd.......................       515,737
                                                      ------------
                                                         2,327,827
                                                      ------------
            Total Japan.............................    72,823,633
                                                      ------------
            Singapore (4.8%)
            AIR FREIGHT/COURIERS
   484,400  SembCorp Logistics Ltd..................       488,604
                                                      ------------
            AIRLINES
   273,000  Singapore Airlines Ltd..................     1,453,764
                                                      ------------
            ELECTRONIC COMPONENTS
   104,100  Venture Corp., Ltd......................       868,184
                                                      ------------

 SHARES/
PRINCIPAL
  AMOUNT                                                 VALUE

------------------------------------------------------------------

            MAJOR BANKS
   168,244  DBS Group Holdings Ltd..................  $    824,819
                                                      ------------
            MARINE SHIPPING
   729,000  Neptune Orient Lines Ltd.*..............       501,172
                                                      ------------
            REAL ESTATE DEVELOPMENT
   830,000  Capitaland Ltd..........................       481,742
   174,400  City Developments Ltd...................       332,172
                                                      ------------
                                                           813,914
                                                      ------------
            REGIONAL BANKS
    60,000  Oversea - Chinese Banking Corp., Ltd....       319,509
   117,494  United Overseas Bank Ltd................       688,571
                                                      ------------
                                                         1,008,080
                                                      ------------
            TRUCKS/CONSTRUCTION/FARM MACHINERY
 1,638,000  SembCorp Industries Ltd.................     1,089,169
                                                      ------------
            Total Singapore.........................     7,047,706
                                                      ------------
            South Korea (12.5%)
            ELECTRONIC COMPONENTS
    17,120  Samsung SDI Co., Ltd....................     1,070,440
                                                      ------------
            ELECTRONICS/APPLIANCES
    22,286  LG Electronics Inc.*....................       768,230
                                                      ------------
            FOOD: SPECIALTY/CANDY
    11,910  Tong Yang Confectionery Corp.*..........       514,418
                                                      ------------
            HOUSEHOLD/PERSONAL CARE
    16,980  LG Household & Health Care Ltd..........       402,323
                                                      ------------
            INDUSTRIAL MACHINERY
    56,810  Hyundai Mobis*..........................     1,128,722
                                                      ------------
            INTERNET RETAIL
    10,618  CJ Home Shopping Co. Ltd.*..............       484,820
                                                      ------------
            INVESTMENT BANKS/BROKERS
    39,310  Daishin Securities Co...................       527,152

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Pacific Growth Fund Inc.
PORTFOLIO OF INVESTMENTS / / APRIL 30, 2003 (UNAUDITED) CONTINUED

 SHARES/
PRINCIPAL
  AMOUNT                                                 VALUE

------------------------------------------------------------------

    32,160  Samsung Securities Co., Ltd.*...........  $    661,456
                                                      ------------
                                                         1,188,608
                                                      ------------
            MOTOR VEHICLES
    44,870  Hyundai Motor Co., Ltd. (Pref.)*........       505,734
                                                      ------------
            REGIONAL BANKS
   146,290  Shinhan Financial Group Co., Ltd.*......     1,444,245
                                                      ------------
            SEMICONDUCTORS
    25,689  Samsung Electronics Co., Ltd............     6,446,026
     9,480  Samsung Electronics Co., Ltd. (Pref.)...     1,162,090
                                                      ------------
                                                         7,608,116
                                                      ------------
            SPECIALTY STORES
     2,740  Shinsegae Co., Ltd.*....................       326,861
                                                      ------------
            STEEL
     3,660  POSCO...................................       308,639
                                                      ------------
            TELECOMMUNICATION EQUIPMENT
    20,600  Pantech Co., Ltd........................       188,120
                                                      ------------
            WIRELESS TELECOMMUNICATIONS
    18,460  SK Telecom Co., Ltd.*...................     2,566,631
                                                      ------------
            Total South Korea.......................    18,505,907
                                                      ------------
            Taiwan (7.3%)
            AIRLINES
 1,912,876  EVA Airways Corp.*......................       586,974
                                                      ------------
            COMPUTER COMMUNICATIONS
   457,425  Accton Technology Corp.*................       308,273
    91,000  Ambit Microsystems Corp.................       259,665
                                                      ------------
                                                           567,938
                                                      ------------
            COMPUTER PERIPHERALS
   278,700  Hon Hai Precison Industry Co., Ltd......       871,187

 SHARES/
PRINCIPAL
  AMOUNT                                                 VALUE

------------------------------------------------------------------

   128,000  Lite-On Technology Corp.................  $    113,794
    63,000  Quanta Storage, Inc.*...................       285,460
                                                      ------------
                                                         1,270,441
                                                      ------------
            COMPUTER PROCESSING HARDWARE
   146,000  Compal Electronics, Inc.................       157,430
   338,000  Quanta Computer Inc.....................       591,282
                                                      ------------
                                                           748,712
                                                      ------------
            ELECTRICAL PRODUCTS
   592,000  Phoenixtec Power Co., Ltd...............       454,993
                                                      ------------
            ELECTRONIC PRODUCTION EQUIPMENT
   113,700  ASE Test Ltd.*..........................       391,128
                                                      ------------
            ELECTRONICS/APPLIANCE STORES
    61,700  Largan Precision Co., Ltd...............       380,427
                                                      ------------
            ELECTRONICS/APPLIANCES
   408,000  Premier Image Technology Corp...........       532,377
                                                      ------------
            FINANCIAL CONGLOMERATES
   621,000  Cathay Financial Holding Co., Ltd.......       692,770
 1,655,000  Taishin Financial Holdings Co., Ltd.*...       749,900
                                                      ------------
                                                         1,442,670
                                                      ------------
            INVESTMENT BANKS/BROKERS
   844,000  Polaris Securities Co., Ltd.*...........       297,712
                                                      ------------
            REGIONAL BANKS
 2,081,429  Chinatrust Financial Holding Co.,
             Ltd.*..................................     1,623,598
                                                      ------------
            SEMICONDUCTORS
   308,000  Advanced Semiconductor Engineering
             Inc.*..................................       158,991
   283,200  Novatek Microelectronics Corp., Ltd.....       511,660
   534,470  Siliconware Precision Industries Co.*...       252,904

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Pacific Growth Fund Inc.
PORTFOLIO OF INVESTMENTS / / APRIL 30, 2003 (UNAUDITED) CONTINUED

 SHARES/
PRINCIPAL
  AMOUNT                                                 VALUE

------------------------------------------------------------------

 1,206,432  Taiwan Semiconductor Manufacturing Co.,
             Ltd.*..................................  $  1,653,784
                                                      ------------
                                                         2,577,339
                                                      ------------
            Total Taiwan............................    10,874,309
                                                      ------------
            Thailand (0.6%)
            MAJOR BANKS
   486,600  Kasikornbank PCL (Alien Shares)*........       412,036
                                                      ------------
            REGIONAL BANKS
   378,300  Bangkok Bank PCL (Alien Shares)*........       530,203
                                                      ------------
            Total Thailand..........................       942,239
                                                      ------------
            Total Common and Preferred Stocks and
             Bond
             (COST $194,549,313)....................   146,446,601
                                                      ------------
            Short-Term Investment (a) (3.9%)
            Commercial Paper
            FINANCIAL CONGLOMERATES
$  350,000  General Electric Capital Corp. 1.25% due
             06/13/03
             (COST $349,478)........................       349,478
                                                      ------------

  Total Investments
   (COST $194,898,791) (b)................    98.9%  146,796,079
  Other Assets in Excess of Liabilities...     1.1     1,655,493
                                            ------  ------------
  Net Assets..............................   100.0% $148,451,572
                                            ======  ============

---------------------

  K   IN THOUSANDS.
  *   NON-INCOME PRODUCING SECURITY.
 ** PARTIALLY PAID SHARES. RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
 (a) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
 (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $9,128,074 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $57,230,786, RESULTING IN NET UNREALIZED DEPRECIATION OF $48,102,712.

Forward Foreign Currency Contract Open at
April 30, 2003:
      CONTRACT           IN EXCHANGE     DELIVERY      UNREALIZED
     TO DELIVER              FOR           DATE       APPRECIATION
-------------------------------------------------------------------
     HKD 404,740           $51,898       05/02/03          $3

CURRENCY ABBREVIATIONS:

HKD  Hong Kong Dollar.
JPY  Japanese Yen.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Pacific Growth Fund Inc.
SUMMARY OF INVESTMENTS / / APRIL 30, 2003 (UNAUDITED)

                                                        PERCENT OF
INDUSTRY                                     VALUE      NET ASSETS

------------------------------------------------------------------

Air Freight/Couriers....................  $    488,604       0.3%
Airlines................................     4,077,025       2.7
Aluminum................................       417,007       0.3
Apparel/Footwear Retail.................       753,298       0.5
Auto Parts: O.E.M.......................     1,125,458       0.8
Broadcasting............................       553,492       0.4
Building Products.......................     1,443,085       1.0
Chemicals: Major Diversified............     1,023,105       0.7
Chemicals: Specialty....................     4,158,856       2.8
Commercial Printing/Forms...............     1,555,352       1.0
Computer Communications.................       567,938       0.4
Computer Peripherals....................     2,110,488       1.4
Computer Processing Hardware............     1,881,841       1.3
Containers/Packaging....................       167,040       0.1
Electric Utilities......................     1,997,312       1.3
Electrical Products.....................     1,232,226       0.8
Electronic Components...................     3,159,545       2.1
Electronic Distributors.................       802,151       0.5
Electronic Equipment/ Instruments.......    12,090,270       8.2
Electronic Production Equipment.........       391,128       0.3
Electronics/Appliance Stores............       380,427       0.3
Electronics/Appliances..................     5,042,667       3.4
Engineering & Construction..............     1,317,887       0.9
Finance/Rental/Leasing..................     1,114,018       0.8
Financial Conglomerates.................     2,555,018       1.7
Food Retail.............................     1,511,952       1.0
Food: Meat/Fish/Dairy...................       809,864       0.5
Food: Specialty/Candy...................     1,028,529       0.7
Home Building...........................     1,893,161       1.3
Home Furnishings........................       152,773       0.1
Household/Personal Care.................       402,323       0.3
Industrial Conglomerates................     2,812,625       1.9
Industrial Machinery....................     7,423,101       5.0
Industrial Specialties..................     1,084,692       0.7
Information Technology Services.........       551,296       0.4
Internet Retail.........................       484,820       0.3
Investment Banks/Brokers................     2,069,706       1.4
Investment Trusts/Mutual Funds..........       113,500       0.1

                                                        PERCENT OF
INDUSTRY                                     VALUE      NET ASSETS

------------------------------------------------------------------

Major Banks.............................  $  5,452,791       3.7%
Major Telecommunications................     2,101,136       1.4
Marine Shipping.........................       986,090       0.7
Media Conglomerates.....................     1,684,623       1.1
Metal Fabrications......................       743,572       0.5
Miscellaneous Manufacturing.............     2,586,707       1.7
Motor Vehicles..........................     9,153,179       6.2
Movies/Entertainment....................       208,359       0.1
Oil & Gas Production....................     1,191,998       0.8
Oil Refining/Marketing..................       311,880       0.2
Other Metals/Minerals...................     5,192,645       3.5
Pharmaceuticals: Major..................     1,724,806       1.2
Pharmaceuticals: Other..................     3,773,544       2.5
Property - Casualty Insurers............       704,566       0.5
Railroads...............................     1,628,802       1.1
Real Estate Development.................     8,104,851       5.5
Recreational Products...................     3,509,113       2.4
Regional Banks..........................     4,835,828       3.3
Semiconductors..........................    11,032,187       7.4
Specialty Stores........................       326,861       0.2
Steel...................................       308,639       0.2
Telecommunication Equipment.............       188,120       0.1
Textiles................................       583,902       0.4
Tools/Hardware..........................       761,453       0.5
Trucks/Construction/Farm Machinery......     1,089,169       0.7
Wholesale Distributors..................     3,607,685       2.4
Wireless Telecommunications.............     4,259,993       2.9
                                          ------------   -------
                                          $146,796,079      98.9%
                                          ============   =======

                                                        PERCENT OF
TYPE OF INVESTMENT                           VALUE      NET ASSETS

------------------------------------------------------------------

Common Stocks...........................  $144,079,063      97.1%
Convertible Bond........................       699,714       0.5
Preferred Stocks........................     1,667,824       1.1
Short-Term Investment...................       349,478       0.2
                                          ------------   -------
                                          $146,796,079      98.9%
                                          ============   =======

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Pacific Growth Fund Inc.
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
APRIL 30, 2003 (UNAUDITED)

Assets:
Investments in securities, at value (cost $194,898,791).....  $146,796,079
Foreign cash................................................       206,346
Receivable for:
  Capital stock sold........................................     1,778,384
  Dividends.................................................       661,400
  Investments sold..........................................       313,806
  Foreign withholding taxes reclaimed.......................        31,119
Prepaid expenses and other assets...........................        64,475
                                                              ------------
    Total Assets............................................   149,851,609
                                                              ------------
Liabilities:
Payable for:
  Investments purchased.....................................       728,094
  Capital stock redeemed....................................       220,577
  Distribution fee..........................................       116,174
  Investment management fee.................................       115,434
Payable to bank.............................................         6,407
Accrued expenses and other payables.........................       213,351
                                                              ------------
    Total Liabilities.......................................     1,400,037
                                                              ------------
    Net Assets..............................................  $148,451,572
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $599,345,148
Net unrealized depreciation.................................   (48,099,049)
Accumulated net investment loss.............................      (969,046)
Accumulated net realized loss...............................  (401,825,481)
                                                              ------------
    Net Assets..............................................  $148,451,572
                                                              ============
Class A Shares:
Net Assets..................................................    $5,509,375
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR
 VALUE).....................................................       666,351
    Net Asset Value Per Share...............................  $       8.27
                                                              ============
    Maximum Offering Price Per Share,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE).........  $       8.73
                                                              ============
Class B Shares:
Net Assets..................................................  $137,176,542
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR
 VALUE).....................................................    16,837,137
    Net Asset Value Per Share...............................  $       8.15
                                                              ============
Class C Shares:
Net Assets..................................................    $3,426,183
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR
 VALUE).....................................................       420,901
    Net Asset Value Per Share...............................  $       8.14
                                                              ============
Class D Shares:
Net Assets..................................................    $2,339,472
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR
 VALUE).....................................................       280,313
    Net Asset Value Per Share...............................  $       8.35
                                                              ============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Pacific Growth Fund Inc.
FINANCIAL STATEMENTS CONTINUED

Statement of Operations
FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)

Net Investment Loss:
Income
Dividends (net of $181,169 foreign withholding tax).........  $ 1,415,703
Interest....................................................       23,684
                                                              -----------
    Total Income............................................    1,439,387
                                                              -----------
Expenses
Investment management fee...................................      774,917
Distribution fee (Class A shares)...........................        4,892
Distribution fee (Class B shares)...........................      758,273
Distribution fee (Class C shares)...........................       17,336
Transfer agent fees and expenses............................      429,590
Custodian fees..............................................      146,526
Shareholder reports and notices.............................       62,970
Professional fees...........................................       37,512
Registration fees...........................................       24,096
Directors' fees and expenses................................        9,660
Other.......................................................       18,520
                                                              -----------
    Total Expenses..........................................    2,284,292
                                                              -----------
    Net Investment Loss.....................................     (844,905)
                                                              -----------
Net Realized and Unrealized Gain (Loss):
Net Realized Loss on:
  Investments...............................................  (15,004,000)
  Foreign exchange transactions.............................     (155,989)
                                                              -----------
    Net Realized Loss.......................................  (15,159,989)
                                                              -----------
Net Change in Unrealized Appreciation/Depreciation on:
  Investments...............................................   10,355,467
  Translation of forward foreign currency contracts, other
   assets and liabilities denominated in foreign
   currencies...............................................       12,911
                                                              -----------
    Net Appreciation........................................   10,368,378
                                                              -----------
    Net Loss................................................   (4,791,611)
                                                              -----------
Net Decrease................................................  $(5,636,516)
                                                              ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Pacific Growth Fund Inc.
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                           FOR THE SIX      FOR THE YEAR
                                           MONTHS ENDED        ENDED
                                          APRIL 30, 2003  OCTOBER 31, 2002
                                          --------------  ----------------
                                           (UNAUDITED)
Increase (Decrease) in Net Assets:
Operations:
Net investment loss.....................   $   (844,905)    $ (2,522,630)
Net realized loss.......................    (15,159,989)      (4,042,984)
Net change in unrealized depreciation...     10,368,378        5,813,420
                                           ------------     ------------

    Net Decrease........................     (5,636,516)        (752,194)

Net decrease from capital stock
 transactions...........................    (21,701,029)     (68,175,208)
                                           ------------     ------------

    Net Decrease........................    (27,337,545)     (68,927,402)

Net Assets:
Beginning of period.....................    175,789,117      244,716,519
                                           ------------     ------------

End of Period
 (INCLUDING ACCUMULATED NET INVESTMENT
 LOSSES OF $969,046 AND $124,141,
 RESPECTIVELY)..........................   $148,451,572     $175,789,117
                                           ============     ============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Pacific Growth Fund Inc.
NOTES TO FINANCIAL STATEMENTS / / APRIL 30, 2003 (UNAUDITED)

1. Organization and Accounting Policies
Morgan Stanley Pacific Growth Fund Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to maximize capital appreciation of its investments. The Fund was incorporated in Maryland on June 13, 1990 and commenced operations on November 30, 1990. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") or Morgan Stanley Investment Management Inc. (the "Sub-Advisor"), an affiliate of the Investment Manager, determines that the sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Directors; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Directors; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their

Morgan Stanley Pacific Growth Fund Inc.
NOTES TO FINANCIAL STATEMENTS / / APRIL 30, 2003 (UNAUDITED) CONTINUED

value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation and Forward Foreign Currency Contracts -- The books and records of the Fund are maintained in U.S. dollars as follows:
(1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and
(2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or

Morgan Stanley Pacific Growth Fund Inc.
NOTES TO FINANCIAL STATEMENTS / / APRIL 30, 2003 (UNAUDITED) CONTINUED

losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

H. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management and Sub-Advisory Agreements
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.95% to the portion of daily net assets not exceeding $1 billion; 0.90% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion; and 0.85% to the portion of daily net assets in excess of $2 billion.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor monthly compensation equal to 40% of its monthly compensation.

Morgan Stanley Pacific Growth Fund Inc.
NOTES TO FINANCIAL STATEMENTS / / APRIL 30, 2003 (UNAUDITED) CONTINUED

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $39,127,741 at April 30, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.21% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $57,107 and $6,864, respectively and received $1,284 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

Morgan Stanley Pacific Growth Fund Inc.
NOTES TO FINANCIAL STATEMENTS / / APRIL 30, 2003 (UNAUDITED) CONTINUED

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 2003 aggregated $33,769,667 and $57,671,172, respectively.

For the six months ended April 30, 2003, the Fund incurred brokerage commissions of $16,861 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager, Sub-Advisor and Distributor, for portfolio transactions executed on behalf of the Fund. At April 30, 2003, the Fund's payable for investments purchased included unsettled trades with Morgan Stanley & Co., Inc. of $279,828.

For the six months ended April 30, 2003, the Fund incurred brokerage commissions of $620 with China International Corp., an affiliate of the Investment Manager, Sub-Advisor and Distributor, for portfolio transactions executed on behalf of the Fund.

At April 30, 2003, Morgan Stanley Fund of Funds -- International Portfolio, an affiliate of the Investment Manager, Sub-Advisor and Distributor, owned 163,877 Class D shares of capital stock of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager, Sub-Advisor and Distributor, is the Fund's transfer agent. At April 30, 2003, the Fund had transfer agent fees and expenses payable of approximately $13,800.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended April 30, 2003 included in Directors' fees and expenses in the Statement of Operations amounted to $3,310. At April 30, 2003, the Fund had an accrued pension liability of $52,741 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. Federal Income Tax Status
At October 31, 2002, the Fund had net capital loss carryover of approximately $381,747,000, to offset future capital gains to the extent provided by regulations, which is available through October 31 of the following years:

            AMOUNT IN THOUSANDS
-------------------------------------------
 2005      2006     2007     2009     2010
-------  --------  -------  -------  ------
$54,029  $268,352  $26,406  $25,208  $7,752
=======  ========  =======  =======  ======

Morgan Stanley Pacific Growth Fund Inc.
NOTES TO FINANCIAL STATEMENTS / / APRIL 30, 2003 (UNAUDITED) CONTINUED

As of October 31, 2002, the Fund had temporary book/tax differences primarily attributable to the mark-to-market of passive foreign investment companies and capital loss deferrals on wash sales.

6. Capital Stock
Transactions in capital stock were as follows:

                                      FOR THE SIX                FOR THE YEAR
                                      MONTHS ENDED                  ENDED
                                     APRIL 30, 2003            OCTOBER 31, 2002
                                ------------------------  --------------------------
                                      (UNAUDITED)
                                  SHARES       AMOUNT       SHARES        AMOUNT
                                ----------  ------------  -----------  -------------
CLASS A SHARES
Sold..........................   7,865,758  $ 66,237,881   11,088,637  $ 106,497,570
Redeemed......................  (7,674,585)  (65,270,005) (10,964,391)  (106,399,064)
                                ----------  ------------  -----------  -------------
Net increase -- Class A.......     191,173       967,876      124,246         98,506
                                ----------  ------------  -----------  -------------
CLASS B SHARES
Sold..........................   1,546,970    13,040,820    6,326,639     60,646,610
Redeemed......................  (3,816,083)  (32,450,898) (13,263,251)  (127,326,461)
                                ----------  ------------  -----------  -------------
Net decrease -- Class B.......  (2,269,113)  (19,410,078)  (6,936,612)   (66,679,851)
                                ----------  ------------  -----------  -------------
CLASS C SHARES
Sold..........................   2,019,150    16,948,589    3,818,052     36,594,557
Redeemed......................  (1,971,792)  (16,774,163)  (3,882,326)   (37,640,725)
                                ----------  ------------  -----------  -------------
Net increase (decrease) --
 Class C......................      47,358       174,426      (64,274)    (1,046,168)
                                ----------  ------------  -----------  -------------
CLASS D SHARES
Sold..........................   2,440,839    20,752,191    2,620,642     25,207,755
Redeemed......................  (2,796,015)  (24,185,444)  (2,686,742)   (25,755,450)
                                ----------  ------------  -----------  -------------
Net decrease -- Class D.......    (355,176)   (3,433,253)     (66,100)      (547,695)
                                ----------  ------------  -----------  -------------
Net decrease in Fund..........  (2,385,758) $(21,701,029)  (6,942,740) $ (68,175,208)
                                ==========  ============  ===========  =============

7. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Morgan Stanley Pacific Growth Fund Inc.
NOTES TO FINANCIAL STATEMENTS / / APRIL 30, 2003 (UNAUDITED) CONTINUED

At April 30, 2003, there was an outstanding forward contract.

At April 30, 2003, the Fund's cash balance consisted principally of interest bearing deposits with J.P. Morgan Chase, the Fund's custodian.

At April 30, 2003, investments in securities of issuers in Japan represented 49.1% of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in this region.

Morgan Stanley Pacific Growth Fund Inc.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                             FOR THE SIX                              FOR THE YEAR ENDED OCTOBER 31,
                            MONTHS ENDED    -----------------------------------------------------------------------------------
                           APRIL 30, 2003        2002             2001             2000             1999             1998
                           ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                             (UNAUDITED)
Class A Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....      $ 8.60           $ 8.92           $13.29            $14.54           $ 9.76          $12.86
                               ------           ------           ------            ------           ------          ------
Income (loss) from
 investment operations:
  Net investment income
   (loss)++..............       (0.02)           (0.05)           (0.03)            (0.10)            0.05            0.10
  Net realized and
   unrealized gain
   (loss)................       (0.31)           (0.27)           (4.13)            (1.02)            4.73           (2.94)
                               ------           ------           ------            ------           ------          ------
Total income (loss) from
 investment operations...       (0.33)           (0.32)           (4.16)            (1.12)            4.78           (2.84)
                               ------           ------           ------            ------           ------          ------

Less dividends from net
 investment income.......      -                -                 (0.21)            (0.13)          -                (0.26)
                               ------           ------           ------            ------           ------          ------

Net asset value, end of
 period..................      $ 8.27           $ 8.60           $ 8.92            $13.29           $14.54          $ 9.76
                               ======           ======           ======            ======           ======          ======

Total Return+............       (3.84)%(1)       (3.59)%         (31.42)%           (8.10)%          48.98%         (22.35)%

Ratios to Average Net
 Assets(3):
Expenses.................        2.05 %(2)        1.88 %           1.74 %            1.60 %           1.79%           1.90 %
Net investment income
 (loss)..................       (0.29)%(2)       (0.40)%          (0.38)%           (0.68)%           0.34%           0.89 %
Supplemental Data:
Net assets, end of
 period, in thousands....      $5,509           $4,089           $3,131           $15,646          $10,048          $3,102
Portfolio turnover
 rate....................          21 %(1)          32 %             37 %              37 %            128%             58 %

---------------------

  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Pacific Growth Fund Inc.
FINANCIAL HIGHLIGHTS CONTINUED

                             FOR THE SIX                              FOR THE YEAR ENDED OCTOBER 31,
                            MONTHS ENDED    -----------------------------------------------------------------------------------
                           APRIL 30, 2003        2002             2001             2000             1999             1998
                           ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                             (UNAUDITED)
Class B Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....       $ 8.53           $ 8.89           $13.11           $14.39           $ 9.73           $12.83
                                ------           ------           ------           ------           ------           ------
Income (loss) from
 investment operations:
  Net investment income
   (loss)++..............        (0.04)           (0.11)           (0.13)           (0.23)           (0.06)            0.01
  Net realized and
   unrealized gain
   (loss)................        (0.34)           (0.25)           (4.05)           (1.02)            4.72            (2.92)
                                ------           ------           ------           ------           ------           ------
Total income (loss) from
 investment operations...        (0.38)           (0.36)           (4.18)           (1.25)            4.66            (2.91)
                                ------           ------           ------           ------           ------           ------

Less dividends from net
 investment income.......       -                -                 (0.04)           (0.03)          -                 (0.19)
                                ------           ------           ------           ------           ------           ------

Net asset value, end of
 period..................       $ 8.15           $ 8.53           $ 8.89           $13.11           $14.39           $ 9.73
                                ======           ======           ======           ======           ======           ======

Total Return+............        (4.45)%(1)       (4.05)%         (31.87)%          (8.86)%          47.89 %         (22.87)%

Ratios to Average Net
 Assets(3):
Expenses.................         2.84 %(2)        2.64 %           2.55 %           2.37 %           2.56 %           2.65 %
Net investment income
 (loss)..................        (1.08)%(2)       (1.16)%          (1.19)%          (1.45)%          (0.43)%           0.14 %
Supplemental Data:
Net assets, end of
 period, in thousands....     $137,177         $163,000         $231,422         $469,924         $633,216         $408,990
Portfolio turnover
 rate....................           21 %(1)          32 %             37 %             37 %            128 %             58 %

---------------------

  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Pacific Growth Fund Inc.
FINANCIAL HIGHLIGHTS CONTINUED

                             FOR THE SIX                              FOR THE YEAR ENDED OCTOBER 31,
                            MONTHS ENDED    -----------------------------------------------------------------------------------
                           APRIL 30, 2003        2002             2001             2000             1999             1998
                           ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                             (UNAUDITED)
Class C Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....      $ 8.52           $ 8.86           $13.07            $14.38           $ 9.72          $12.83
                               ------           ------           ------            ------           ------          ------
Income (loss) from
 investment operations:
  Net investment income
   (loss)++..............       (0.05)           (0.10)           (0.13)            (0.23)           (0.05)           0.01
  Net realized and
   unrealized gain
   (loss)................       (0.33)           (0.24)           (4.05)            (1.00)            4.71           (2.89)
                               ------           ------           ------            ------           ------          ------
Total income (loss) from
 investment operations...       (0.38)           (0.34)           (4.18)            (1.23)            4.66           (2.88)
                               ------           ------           ------            ------           ------          ------

Less dividends from net
 investment income.......      -                -                 (0.03)            (0.08)          -                (0.23)
                               ------           ------           ------            ------           ------          ------

Net asset value, end of
 period..................      $ 8.14           $ 8.52           $ 8.86            $13.07           $14.38          $ 9.72
                               ======           ======           ======            ======           ======          ======

Total Return+............       (4.46)%(1)       (3.84)%         (31.89)%           (8.88)%          47.94 %        (22.68)%

Ratios to Average Net
 Assets(3)
Expenses.................        2.84 %(2)        2.47 %           2.50 %            2.37 %           2.56 %          2.65 %
Net investment income
 (loss)..................       (1.08)%(2)       (0.99)%          (1.14)%           (1.45)%          (0.43)%          0.14 %
Supplemental Data:
Net assets, end of
 period, in thousands....      $3,426           $3,182           $3,880           $11,219          $12,278          $1,581
Portfolio turnover
 rate....................          21 %(1)          32 %             37 %              37 %            128 %            58 %

---------------------

  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Pacific Growth Fund Inc.
FINANCIAL HIGHLIGHTS CONTINUED

                            FOR THE SIX                FOR THE YEAR ENDED OCTOBER 31,
                            MONTHS ENDED     ---------------------------------------------------
                           APRIL 30, 2003     2002       2001       2000       1999       1998
                           --------------    -------    -------    -------    -------    -------
                            (UNAUDITED)
Class D Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....      $ 8.68        $ 8.96     $13.35     $14.61     $ 9.78     $12.86
                               ------        ------     ------     ------     ------     ------
Income (loss) from
 investment operations:
  Net investment income
   (loss)++..............       (0.02)        (0.02)     (0.02)     (0.20)      0.06       0.07
  Net realized and
   unrealized gain
   (loss)................       (0.31)        (0.26)     (4.11)     (0.91)      4.77      (2.88)
                               ------        ------     ------     ------     ------     ------
Total income (loss) from
 investment operations...       (0.33)        (0.28)     (4.13)     (1.11)      4.83      (2.81)
                               ------        ------     ------     ------     ------     ------

Less dividends from net
 investment income.......      -               -         (0.26)     (0.15)      -         (0.27)
                               ------        ------     ------     ------     ------     ------

Net asset value, end of
 period..................      $ 8.35        $ 8.68     $ 8.96     $13.35     $14.61     $ 9.78
                               ======        ======     ======     ======     ======     ======

Total Return+............       (3.80)%(1)    (3.12)%   (31.19)%    (7.94)%    49.39%    (22.14)%

Ratios to Average Net
 Assets(3):
Expenses.................        1.84 %(2)     1.64 %     1.55 %     1.37 %     1.56%      1.65 %
Net investment income
 (loss)..................       (0.08)%(2)    (0.16)%    (0.19)%    (0.45)%     0.57%      1.14 %
Supplemental Data:
Net assets, end of
 period, in thousands....      $2,339        $5,518     $6,284     $5,125     $2,489     $1,565
Portfolio turnover
 rate....................          21 %(1)       32 %       37 %       37 %      128%        58 %

---------------------

  + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

DIRECTORS
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS
Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Francis Smith
Vice President and Chief Financial Officer

Thomas F. Caloia
Treasurer

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

SUB-ADVISOR
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its directors. It is available, without charge, by calling
(800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.


37916RPT-11227F03-AP-6/03


[MORGAN STANLEY LOGO]

[GRAPHIC]

MORGAN STANLEY
PACIFIC GROWTH FUND

SEMIANNUAL REPORT
APRIL 30, 2003

Item 9 - Controls and Procedures

     The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

     There were no significant changes or corrective actions with regard to siginficant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

Item 10b Exhibits
A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of ex-99.Cert.

Items 2 - 8 and Item 10a are not applicable


                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Pacific Growth Fund Inc.

Ronald E. Robison
Principal Executive Officer
June 20, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Ronald E. Robison
Principal Executive Officer
June 20, 2003

Francis Smith
Principal Financial Officer
June 20, 2003